Employee stock incentive plans	12 Months Ended
Mar. 31, 2020
Disclosure Of Share based Payment Arrangement [Abstract]
Employee stock incentive plans
28.
Employee stock incentive plans

Dr. Reddy’s Employees Stock Option Plan -2002 (the “DRL 2002 Plan”):

The Company instituted the DRL 2002 Plan for all eligible employees pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on September 24, 2001. The DRL 2002 Plan covers all employees and directors (excluding promoter directors) of the parent company and its subsidiaries (collectively, “eligible employees”). The Nomination, Governance and Compensation Committee of the Board of the parent company (the “Committee”) administers the DRL 2002 Plan and grants stock options to eligible employees. The Committee determines which eligible employees will receive options, the number of options to be granted, the exercise price, the vesting period and the exercise period. The vesting period is determined for all options issued on the date of grant. The options issued under the DRL 2002 Plan vest in periods ranging between one and four years and generally have a maximum contractual term of five years.

The DRL 2002 Plan, as amended at annual general meetings of shareholders held on July 28, 2004 and on July 27, 2005, provides for stock option grants in two categories:

Category A
: 300,000 stock options out of the total of 2,295,478 options reserved for grant having an exercise price equal to the fair market value of the underlying equity shares on the date of grant; and

Category B
: 1,995,478 stock options out of the total of 2,295,478 options reserved for grant having an exercise price equal to the par value of the underlying equity shares (i.e., Rs.5 per option).

Under the DRL 2002 Plan, the exercise price of the fair market value options granted under Category A above is determined based on the average closing price for 30 days prior to the grant in the stock exchange where there is highest trading volume during that period. Notwithstanding the foregoing, the Committee may, after obtaining the approval of the shareholders in the annual general meeting, grant options with a per share exercise price other than fair market value and par value of the equity shares.

After the stock split effected in the form of a stock dividend issued by the Company in August 2006, the DRL 2002 Plan provides for stock option grants in the above two categories as follows:

Particulars	Number of options reserved under category A	Number of options reserved under category B	Total
Options reserved under original Plan	300,000	1,995,478	2,295,478
Options exercised prior to stock dividend date (A)	94,061	147,793	241,854
Balance of shares that can be allotted on exercise of options (B)	205,939	1,847,685	2,053,624
Options arising from stock dividend (C)	205,939	1,847,685	2,053,624
Options reserved after stock dividend (A+B+C)	505,939	3,843,163	4,349,102

The term of the DRL 2002 plan was extended for a period of 10 years effective as of January 29, 2012 by the shareholders at the Company’s Annual General Meeting held on July 20, 2012.

Stock option activity under the DRL 2002 Plan for the two categories of options during the years ended March 31, 2020 and 2019 is as follows:

Category A — Fair Market Value Options:
There was no stock activity under this category during the years ended March 31, 2020 and 2019, and there were no stock options outstanding under this category as of March 31, 2020 and 2019.

Category B — Par Value Options:
Stock options activity under this category during the years ended March 31, 2020 and 2019 was as set forth in the below table.

	For the Year Ended March 31, 2020
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	270,141	Rs.	5.00	Rs.	5.00	73
Granted during the year	49,796		5.00		5.00	90
Expired/forfeited during the year	(14,934)		5.00		5.00	-
Exercised during the year	(72,166)		5.00		5.00	-
Outstanding at the end of the year	232,837	Rs.	5.00	Rs.	5.00	69
Exercisable at the end of the year	40,548	Rs.	5.00	Rs.	5.00	43

	For the Year Ended March 31, 2019
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	320,544	Rs.	5.00	Rs.	5.00	70
Granted during the year	122,372		5.00		5.00	90
Expired/forfeited during the year	(50,651)		5.00		5.00	-
Exercised during the year	(122,124)		5.00		5.00	-
Outstanding at the end of the year	270,141	Rs.	5.00	Rs.	5.00	73
Exercisable at the end of the year	32,836	Rs.	5.00	Rs.	5.00	42

The weighted average grant date fair value of options granted during the years ended March 31, 2020 and 2019 was Rs.2,746 and Rs.2,195 per option, respectively. The weighted average share price on the date of exercise of options during the years ended March 31, 2020 and 2019 was Rs.2,681 and Rs.2,302 per share, respectively.

The aggregate intrinsic value of options exercised during the years ended March 31, 2020 and 2019 was Rs.193 and Rs.281, respectively. As of March 31, 2020, options outstanding had an aggregate intrinsic value of Rs.725 and options exercisable had an aggregate intrinsic value of Rs.126.

Dr. Reddy’s Employees ADR Stock Option Plan, 2007 (the “DRL 2007 Plan”)

The Company instituted the DRL 2007 Plan for all eligible employees in pursuance of the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2005. The DRL 2007 Plan became effective upon its approval by the Board of Directors on January 22, 2007. The DRL 2007 Plan covers all employees and directors (excluding promoter directors) of DRL and its subsidiaries (collectively, “eligible employees”). The Committee administers the DRL 2007 Plan and grants stock options to eligible employees. The Committee determines which eligible employees will receive the options, the number of options to be granted, the exercise price, the vesting period and the exercise period. The vesting period is determined for all options issued on the date of grant. The options issued under the DRL 2007 Plan vest in periods ranging between one and four years and generally have a maximum contractual term of five years.

The DRL 2007 Plan provides for option grants in two categories:

Category A
: 382,695 stock options out of the total of 1,530,779 stock options reserved for grant having an exercise price equal to the fair market value of the underlying equity shares on the date of grant; and

Category B
: 1,148,084 stock options out of the total of 1,530,779 stock options reserved for grant having an exercise price equal to the par value of the underlying equity shares (i.e., Rs.5 per option).

Stock options activity under the DRL 2007 Plan for the above two categories of options during the years ended March 31, 2020 and 2019 was as follows:

	For the Year Ended March 31, 2020
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	146,060	Rs.	1,982.00/ 2,607.00	Rs.	2,166.00	81
Granted during the year	61,700		2,814.00		2,814.00	90
Expired/forfeited during the year	(5,000)		2,607.00		2,607.00	-
Exercised during the year	-		-		-	-
Outstanding at the end of the year	202,760	Rs.	1,982.00/ 2,607.00/2,814.00	Rs.	2,353.62	72
Exercisable at the end of the year	35,265	Rs.	1,982.00/ 2,607.00	Rs.	2,150.81	51

	For the Year Ended March 31, 2019
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	-	Rs.	-	Rs.	-	-
Granted during the year	149,160		1,982.00/ 2,607.00		2,176.00	90
Expired/forfeited during the year	(3,100)		2,607.00		2,607.00	-
Exercised during the year	-		-		-	-
Outstanding at the end of the year	146,060	Rs.	1,982.00/ 2,607.00	Rs.	2,166.00	81
Exercisable at the end of the year	-		-		-	-

The weighted average grant date fair value of options granted during the years ended March 31, 2020 and 2019 was Rs.993 and Rs.515 per option, respectively.

As of March 31, 2020, options outstanding had an aggregate intrinsic value of Rs.156 and options exercisable had an aggregate intrinsic value of Rs.27.

	For the Year Ended March 31, 2020
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	115,155	Rs.	5.00	Rs.	5.00	73
Granted during the year	89,282		5.00		5.00	90
Expired/forfeited during the year	(18,886)		5.00		5.00	-
Exercised during the year	(33,968)		5.00		5.00	-
Outstanding at the end of the year	151,583	Rs.	5.00	Rs.	5.00	73
Exercisable at the end of the year	14,166	Rs.	5.00	Rs.	5.00	44

	For the Year Ended March 31, 2019
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	107,308	Rs.	5.00	Rs.	5.00	73
Granted during the year	70,730		5.00		5.00	90
Expired/forfeited during the year	(29,966)		5.00		5.00	-
Exercised during the year	(32,917)		5.00		5.00	-
Outstanding at the end of the year	115,155	Rs.	5.00	Rs.	5.00	73
Exercisable at the end of the year	9,229	Rs.	5.00	Rs.	5.00	43
The weighted average grant date fair value of options granted during the years ended March 31, 2020 and 2019 was Rs.2,747 and Rs.2,056, respectively. The weighted average share price on the date of exercise of options during the years ended March 31, 2020 and 2019 was Rs.2,757 and Rs.2,445, respectively.

The aggregate intrinsic value of options exercised during the years ended March 31, 2020 and 2019 was Rs.93 and Rs.80, respectively. As of March 31, 2020, options outstanding had an aggregate intrinsic value of Rs.472 and options exercisable had an aggregate intrinsic value of Rs.44.

Dr. Reddy’s Employees Stock Option Scheme, 2018 (the “DRL 2018 Plan”)

The Company instituted the DRL 2018 Plan for all eligible employees pursuant to the special resolution approved by the shareholders at the Annual General Meeting held on July 27, 2018. The DRL 2018 Plan covers all employees and directors (excluding independent and promoter directors) of the parent company and its subsidiaries (collectively, “eligible employees”). Upon the exercise of options granted under the DRL 2018 Plan, the applicable equity shares may be issued directly by the Company to the eligible employee or may be transferred from the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) to the eligible employee. The ESOS Trust may acquire such equity shares through primary issuances by the Company and/or by way of secondary market acquisitions funded through loans from the Company. The Nomination, Governance and Compensation Committee of the Board of the parent company (the “Compensation Committee”) administers the DRL 2018 Plan and grants stock options to eligible employees, but may delegate functions and powers relating to the administration of the DRL 2018 Plan to the ESOS Trust. The Compensation Committee determines which eligible employees will receive the options, the number of options to be granted, the exercise price, the vesting period and the exercise period. The vesting period is determined for all options issued on the date of grant. The options issued under the DRL 2018 Plan vest in periods ranging between the end of one and five years, and generally have a maximum contractual term of five years.

The DRL 2018 Plan provides for option grants having an exercise price equal to the fair market value of the underlying equity shares on the date of grant as follows:

Particulars	Number of securities to be acquired from secondary market	Number of securities to be issued by the Company	Total
Options reserved against equity shares	2,500,000	1,500,000	4,000,000
Options reserved against ADRs	-	1,000,000	1,000,000
Total	2,500,000	2,500,000	5,000,000

As at March 31, 2020, the outstanding shares purchased from secondary market are 395,950 shares for an aggregate consideration of Rs.1,006.

Stock option activity under the DRL 2018 Plan during the years ended March 31, 2020 and 2019 was as follows:

	For the Year Ended March 31, 2020
Fair Market Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	229,600	Rs.	2,607.00	Rs.	2,607.00	84
Granted during the year	169,900		2,814.00/ 3,031.00		2,817.07	90
Expired/forfeited during the year	(22,575)		2,607.00/ 2,814.00/ 3,031.00		2,687.84	-
Exercised during the year	(1,150)		2,607.00		2,607.00	-
Outstanding at the end of the year	375,775	Rs.	2,607.00/ Rs.2814.00	Rs.	2,697.12	75
Exercisable at the end of the year	53,100	Rs.	2,607.00	Rs.	2,607.00	53

	For the Year Ended March 31, 2019
Fair Market Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	-	Rs.	-	Rs.	-	-
Granted during the year	235,700		2,607.00		2,607.00	90
Expired/forfeited during the year	(6,100)		2,607.00		2,607.00	-
Exercised during the year	-		-		-	-
Outstanding at the end of the year	229,600	Rs.	2,607.00	Rs.	2,607.00	84
Exercisable at the end of the year	-		-		-	-

The weighted average grant date fair value of options granted during the years ended March 31, 2020 and 2019 was Rs.994 and Rs.667 per option, respectively. The weighted average share price on the date of exercise of options during the years ended March 31, 2020 and 2019 was Rs.2,914 and Rs. Nil per share, respectively.

The aggregate intrinsic value of options exercised during the years ended March 31, 2020 and 2019 was Rs.0.35 and Rs. Nil, respectively. As of March 31, 2020, options outstanding had an aggregate intrinsic value of Rs.159 and options exercisable had an aggregate intrinsic value of Rs.22.

Valuation of stock options:

The fair value of services received in return for stock options granted to employees is measured by reference to the fair value of stock options granted. The fair value of stock options granted under the DRL 2002 Plan, DRL 2007 Plan and the DRL 2018 Plan has been measured using the Black–Scholes-Merton model at the date of the grant.

The Black-Scholes-Merton model includes assumptions regarding dividend yields, expected volatility, expected terms and risk free interest rates. In respect of par value options granted, the expected term of an option (or “option life”) is estimated based on the vesting term and contractual term, as well as the expected exercise behavior of the employees receiving the option. In respect of fair market value options granted, the option life is estimated based on the simplified method. Expected volatility of the option is based on historical volatility, during a period equivalent to the option life, of the observed market prices of the Company’s publicly traded equity shares. Dividend yield of the options is based on recent dividend activity. Risk-free interest rates are based on the government securities yield in effect at the time of the grant. These assumptions reflect management’s best estimates, but these assumptions involve inherent market uncertainties based on market conditions generally outside of the Company’s control. As a result, if other assumptions had been used in the current period, stock-based compensation expense could have been materially impacted. Further, if management uses different assumptions in future periods, stock based compensation expense could be materially impacted in future years.

The estimated fair value of stock options is recognized in the consolidated income statement on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.
The weighted average inputs used in computing the fair value of options granted were as follows:

	Grants made on
	January 26, 2020		October 31, 2019		May 16, 2019		May 16, 2019
Expected volatility		27.00%		27.10%		28.25%		29.29%
Exercise price	Rs.	3,031.00	Rs.	5.00	Rs.	2,814.00	Rs.	5.00
Option life		5.00 Years		2.5 Years		5.0 Years		2.5 Years
Risk-free interest rate		6.61%		5.72%		7.14%		6.76%
Expected dividends		0.66%		0.72%		0.71%		0.71%
Grant date share price	Rs.	3,031.00	Rs.	2,783.20	Rs.	2,801.00	Rs.	2,801.00

	Grants made on
	January 31, 2019		September 21, 2018		July 26, 2018		May 21, 2018
Expected volatility		32.92%		33.98%		34.89%		32.97%
Exercise price	Rs.	5.00	Rs.	5.00 / Rs.2,607.00	Rs.	5.00	Rs.	5.00 / Rs.1,982.00
Option life		2.5 Years		2.5 Years		2.5 Years		2.5 Years
Risk-free interest rate		7.00%		7.90%		7.47%		7.46%
Expected dividends		0.74%		0.78%		0.94%		1.06%
Grant date share price	Rs.	2,720.80	Rs.	2,556.25	Rs.	2,132.75	Rs.	1,893.05

Share-based payment expense

	For the Year Ended March 31,
	2020		2019		2018
Equity settled share-based payment expense (1)	Rs.	521	Rs.	389	Rs.	454
Cash settled share-based payment expense (2)		94		85		28
	Rs.	615	Rs.	474	Rs.	482

(1)	As of March 31, 2020 and 2019, there was Rs.515 and Rs.519, respectively, of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of 1.93 years and 2.09 years, respectively.

(2)	Certain of the Company’s employees are eligible for share-based payment awards that are settled in cash. These awards entitle the employees to a cash payment, on the exercise date, subject to vesting upon satisfaction of certain service conditions which range from 1 to 4 years. The amount of cash payment is determined based on the price of the Company’s ADSs at the time of vesting. As of March 31, 2020, there was Rs.97 of total unrecognized compensation cost related to unvested awards. This cost is expected to be recognized over a weighted-average period of 1.93 years. This scheme does not involve dealing in or subscribing to or purchasing securities of the Company, directly or indirectly.